Supplementary Financial Statement Information - Schedule of Research and Development Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses, Net [Abstract]
Payroll and related expenses	$ 3,078	$ 5,265	$ 6,371
Research and development services	5,039	9,853	8,264
Materials	553	1,880	2,044
Share Based Compensation	916	524	876
Depreciation	497	802	740
Other	540	911	1,605
Total Research and Development expenses before reimbursement from the Israel Innovation Authority	10,623	19,235	19,900
Israel Innovation Authority participation in research and development costs and royalties payable		(223)	(1,207)
Research and development expenses, net	$ 10,623	$ 19,012	$ 18,693